Debt (Details Narrative) - John Keeler & Co., Inc. [Member] - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016	Aug. 31, 2016	Jan. 31, 2015	Mar. 31, 2014
Revolving line of credit	$ 7,462,000	$ 12,100,000	$ 9,600,000	$ 14,000,000	$ 20,000,000	$ 13,500,000
Repayment of new loan include debt issuance costs	$ 309,000
Line of credit, term	5 years
Line of credit, interest rate	8.571%	6.70%
Line of credit, description	Borrowing is based on up to 85% of eligible accounts receivable plus the net orderly liquidation value of eligible inventory at the same rate, subject to certain defined limitations.	Borrowing is based on up to 85% of eligible accounts receivable plus the net orderly liquidation value of eligible inventory at the same rate, subject to certain defined limitations.
Interest expenses	$ 645,400	$ 807,000	$ 800,000
London Interbank Offered Rate (LIBOR) [Member]
Line of credit, interest rate	6.25%	4.50%
Prime Rate [Member]
Line of credit, interest rate	3.00%
Fixed Rate [Member]
Line of credit, interest rate	6.50%